Rate Matters - East Companies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 22, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) MW	Dec. 31, 2016 USD ($)
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress			$ 4,120.7	$ 3,183.9
Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress			483.0	390.3
Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress			460.2	654.2
Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress			410.1	$ 221.5
2017 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			$ 263.0
Requested Return on Equity			10.60%
Amount Of Annual Reduction To Customer Bills Through Credit Adjustment Rider			$ 23.0
Amount Of Increased Depreciation Expense Requested			78.0
Amount of Increase Related to Amortization of Regulatory Assets			11.0
2017 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			$ 263.0
Requested Return on Equity			10.60%
Amount Of Annual Reduction To Customer Bills Through Credit Adjustment Rider			$ 23.0
Amount Of Increased Depreciation Expense Requested			78.0
Amount of Increase Related to Amortization of Regulatory Assets			11.0
2017 Michigan Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			$ 52.0
Requested Return on Equity			10.60%
Amount Of Increased Depreciation Expense Requested			$ 23.0
Amount of Increase Related to Amortization of Regulatory Assets			4.0
MPSC Recommended Annual Net Revenue Increase			$ 49.0
MPSC Recommended Return on Common Equity			9.80%
Percent of I&M Customers Receiving Market Based Capacity Charge			10.00%
2017 Michigan Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			$ 52.0
Requested Return on Equity			10.60%
Amount Of Increased Depreciation Expense Requested			$ 23.0
Amount of Increase Related to Amortization of Regulatory Assets			4.0
MPSC Recommended Annual Net Revenue Increase			$ 49.0
MPSC Recommended Return on Common Equity			9.80%
Percent of I&M Customers Receiving Market Based Capacity Charge			10.00%
Rockport Plant, Unit 2 Selective Catalytic Reduction [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs			$ 274.0
Construction Work in Progress			23.0
Rockport Plant, Unit 2 Selective Catalytic Reduction [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs			274.0
Construction Work in Progress			23.0
2017 Kentucky Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			$ 66.0
Requested Return on Equity			10.31%
Requested Annual Increase in Environmental Surcharge			$ 4.0
Adjusted Requested Annual Increase			60.0
Non-Unanimous Settlement Agreement Proposed Annual Base Rate Increase			$ 32.0
Non-Unanimous Settlement Agreement Proposed Return on Common Equity			9.75%
Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Solar Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW			400
Wind Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW			500
Percentage of Output to be Received from Solar and Wind Projects as Proposed in Stipulation Agreement			100.00%
Maximum Ownership Percentage of Solar and Wind Projects as Proposed in Stipulation Agreement			50.00%
PUCO Approved Reduced Customer Credits			$ 15.0
Return on Common Equity Proposed in the Amended ESP Filing			10.41%
Intervenor Recommended Return on Common Equity			9.30%
Return on Common Equity Filed in the Pending Stipulation Agreement			10.00%
Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Solar Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW			400
Wind Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW			500
Percentage of Output to be Received from Solar and Wind Projects as Proposed in Stipulation Agreement			100.00%
Maximum Ownership Percentage of Solar and Wind Projects as Proposed in Stipulation Agreement			50.00%
PUCO Approved Reduced Customer Credits			$ 15.0
Return on Common Equity Proposed in the Amended ESP Filing			10.41%
Intervenor Recommended Return on Common Equity			9.30%
Return on Common Equity Filed in the Pending Stipulation Agreement			10.00%
2016 SEET Filing [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund			$ 58.0
2016 SEET Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund			$ 58.0
FERC Transmission Complaint [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity			10.99%
Intervenor Recommended Return on Common Equity			8.32%
Subsequent Event [Member] | Virginia Legislation Affecting Biennial Reviews [Member]
Public Utilities, General Disclosures [Line Items]
Fuel Expenses Not to be Recovered	$ 10.0
Reduction in Annual Base Rates	50.0
Subsequent Event [Member] | Virginia Legislation Affecting Biennial Reviews [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Fuel Expenses Not to be Recovered	10.0
Reduction in Annual Base Rates	50.0
Subsequent Event [Member] | 2017 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Adjusted Annual Increase Request due to Tax Reform		$ 191.0
Setlled Annual Increase	$ 97.0
Settled Return on Common Equity	9.95%
Original Sharing of Off-System Sales Margins	50.00%
Settled Sharing of Off-System Sales Margins	95.00%
Refund for Impact of Tax Reform	$ 4.0
Subsequent Event [Member] | 2017 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Adjusted Annual Increase Request due to Tax Reform		191.0
Setlled Annual Increase	$ 97.0
Settled Return on Common Equity	9.95%
Original Sharing of Off-System Sales Margins	50.00%
Settled Sharing of Off-System Sales Margins	95.00%
Refund for Impact of Tax Reform	$ 4.0
Subsequent Event [Member] | 2017 Michigan Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
ALJ Recommended Annual Increase	$ 49.0
ALJ Recommended Return on Common Equity	9.80%
Reduced Capacity Charge Pretax Loss	$ 9.0
Alternate Supplier Cap	10.00%
Subsequent Event [Member] | 2017 Michigan Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
ALJ Recommended Annual Increase	$ 49.0
ALJ Recommended Return on Common Equity	9.80%
Reduced Capacity Charge Pretax Loss	$ 9.0
Alternate Supplier Cap	10.00%
Subsequent Event [Member] | 2017 Kentucky Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
KPSC Order Annual Revenue Increase		$ 12.0
KPSC Order Return on Common Equity		9.70%
KPSC Order Annual Revenue Reduction due to Tax Reform		$ 14.0
KPSC Order Deferral of Rockport Plant Unit Power Agreement Expenses		$ 50.0
Recovery/Return of certain PJM OATT Expenses Above/Below Corresponding Level Recovered in Rates		80.00%
KPCo Request for Additional Revenue Increase	$ 2.3
Subsequent Event [Member] | 2016 SEET Filing [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Refund to Customers		$ 53.0
Subsequent Event [Member] | 2016 SEET Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Refund to Customers		$ 53.0
Minimum [Member] | 2017 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase			$ 125.0
Intervenor Recommended Return on Common Equity			8.65%
Minimum [Member] | 2017 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase			$ 125.0
Intervenor Recommended Return on Common Equity			8.65%
Minimum [Member] | 2017 Michigan Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Return on Common Equity			9.30%
Minimum [Member] | 2017 Michigan Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Return on Common Equity			9.30%
Minimum [Member] | Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Rate Caps Related to the Distribution Investment Rider Range			$ 215.0
Minimum [Member] | Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Rate Caps Related to the Distribution Investment Rider Range			215.0
Maximum [Member] | 2017 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase			$ 152.0
Intervenor Recommended Return on Common Equity			9.10%
Maximum [Member] | 2017 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase			$ 152.0
Intervenor Recommended Return on Common Equity			9.10%
Maximum [Member] | 2017 Michigan Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Return on Common Equity			9.50%
Maximum [Member] | 2017 Michigan Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Return on Common Equity			9.50%
Maximum [Member] | Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Rate Caps Related to the Distribution Investment Rider Range			$ 290.0
Maximum [Member] | Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Rate Caps Related to the Distribution Investment Rider Range			$ 290.0